UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-21869

Highland Credit Strategies Fund

(Exact name of registrant as specified in charter)

NexBank Tower

13455 Noel Road, Suite 800

Dallas, Texas 75240

(Address of principal executive offices) (Zip code)

James D. Dondero

Highland Capital Management, L.P.

NexBank Tower

13455 Noel Road, Suite 800

Dallas, Texas 75240

(Name and address of agent for service)

Registrant's telephone number, including area code:      (877) 665-1287

Date of fiscal year end:      December 31

Date of reporting period:      March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2008	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)

Senior Loans (a) - 94.1%

AEROSPACE - AEROSPACE/DEFENSE - 1.5%
	AWAS Capital, Inc.
	Second Priority Term Loan,
1,927,717	10.94%, 03/15/13	1,667,475
	IAP Worldwide Services, Inc.
	First Lien Term Loan,
2,962,121	11.13%, 12/30/12	2,410,426
	Second Lien Term Loan,
2,000,000	17.00%, 06/30/13	1,420,000
	Travelport LLC
	Delayed Draw Term Loan,
2,992,462	4.95%, 08/23/13	2,610,923
	Synthetic Letter of Credit,
356,888	4.95%, 08/23/13	312,277
	Tranche B Dollar Term Loan,
1,778,654	4.95%, 08/23/13	1,548,176

		9,969,277

AEROSPACE - AIRLINES - 2.9%
	Delta Airlines, Inc.
	Term Loan Equipment Notes,
7,947,601	8.70%, 09/29/12	7,669,435
	Northwest Airlines, Inc.
11,930,000	Term Loan, 4.87%, 08/21/13	9,789,997
	United Air Lines, Inc.
	Tranche B Loan, 4.64%,
2,500,000	02/03/14	2,007,675

		19,467,107

AUTOMOBILE - 1.8%
	Ford Motor Co.
14,812,500	Term Loan, 5.80%, 12/15/13	12,195,131

BROADCASTING - 3.8%
	ComCorp Broadcasting, Inc.
	Revolving Loan,
772,830	9.13%, 10/02/12 (b) (c)	747,713
	Term Loan,
11,309,712	8.75%, 04/02/13 (b)	10,942,146
	Millennium Digital Media Systems, LLC
	First Lien Term Loan,
12,560,582	7.11%, 06/30/11 (d)	12,036,115
	Revolver,
1,238,322	7.47%, 06/30/11 (c)	1,172,159
	Revolver,
571,281	9.80%, 03/06/14 (c)	571,281

		25,469,414

CABLE - US CABLE - 0.3%
	Charter Communications Operating, LLC
	New Term Loan, 5.26%,
1,995,000	03/06/14	1,690,942

CHEMICALS - COMMODITY & FERTILIZER - 0.9%
	Ferro Corp.
1,673,264	Term Loan, 7.03%, 06/06/12	1,564,502
	Solutia, Inc.
4,987,500	Loan, 8.50%, 02/28/14	4,737,526

		6,302,028

CONSUMER DURABLES - 0.3%
	Rexair LLC
	First Lien Term Loan, 8.73%,
2,469,710	06/30/10	2,333,876

CONSUMER NON-DURABLES - 4.1%
	Camelbak Products LLC
	First Lien Term Loan, 6.64%,
1,391,780	08/04/11	1,215,497
	DS Waters of America, Inc.
1,975,000	Term Loan, 30.16%, 10/27/12	1,787,375
	Spectrum Brands, Inc.
	Dollar Term B Loan,
8,812,536	7.87%, 03/30/13	7,912,953
	Synthetic Letter of Credit,
374,078	2.97%, 03/30/13	335,892
	Totes Isotoner Corp.
	First Lien Term Loan, 7.33%,
4,974,874	01/31/13	4,353,015
	VNU Inc./Nielsen Finance LLC
	Dollar Term Loan, 5.35%,
12,937,240	08/09/13	11,695,653

		27,300,385

DIVERSIFIED MEDIA - 6.6%
	Clarke American Corp.
	Tranche B Term Loan, 7.33%,
1,985,000	06/30/14	1,611,979
	Endurance Business Media, Inc.
	Second Lien Term Loan,
3,000,000	9.96%, 01/26/14	2,370,000
	Metro-Goldwyn-Mayer, Inc.
	Tranche B Term Loan,
11,304,648	8.11%, 04/08/12	8,977,700
	Tranche B-1 Term Loan,
2,970,000	8.11%, 04/08/12	2,357,022
	Penton Media, Inc.
	Second Lien Term Loan,
10,000,000	7.70%, 02/01/14 (d)	7,650,000
	Tribune Co.
	Initial Tranche B Advance,
11,910,000	5.54%, 05/17/14	8,054,137
	Tranche X Advance,
7,466,667	7.99%, 05/17/09	6,639,061
	Univision Communications, Inc.
	Initial Term Loan,
966,443	5.48%, 09/29/14	765,307
	Second Lien Term Loan,
6,000,000	5.20%, 02/12/09	5,685,000

		44,110,206

ENERGY - EXPLORATION & PRODUCTION - 3.0%
	ATP Oil & Gas Corp.
	First Lien Term Loan, 7.03%,
11,233,714	04/14/10	10,643,944
	Targa Resources, Inc.
	Synthetic Letter of Credit Loan,
1,512,772	6.83%, 10/31/12	1,443,760
	Term Loan,
2,671,522	6.90%, 10/31/12	2,549,647
	Western Refining, Inc.
5,984,925	Term Loan, 4.99%, 05/31/14	5,229,328

		19,866,679

1

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2008	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)

Senior Loans (continued)

ENERGY - OTHER ENERGY - 1.2%
218,333	Alon USA Energy, Inc. Edington Facility, 4.95%, 06/22/13	189,950
1,746,667	Paramount Facility, 4.95%, 06/22/13	1,519,600
7,500,000	Venoco, Inc. Second Lien Loan, 7.13%, 09/20/11	6,600,000

		8,309,550

FOOD/TOBACCO - BEVERAGES & BOTTLING - 0.3%
1,885,600	PBM Holdings, Inc. Term Loan, 5.63%, 09/28/12	1,687,612

FOOD/TOBACCO - RESTAURANTS - 0.2%
1,970,000	Restaurant Co., The Term Loan, 7.62%, 05/09/13	1,649,875

FOREST PRODUCTS - PAPER - 1.4%
11,000,000	Verso Paper Financial Holding LLC Unsecured Loan, 11.16%, 02/01/13	9,020,000

GAMING/LEISURE - GAMING - 3.2%
6,041,285	Drake Hotel Acquisition B Note 1, 12.90%, 10/01/07	6,041,285
1,333,333	Fontainebleau Las Vegas LLC Initial Term Loan, 6.26%, 06/06/14	1,104,453
10,000,000	Fontainebleau Florida Hotel LLC Tranche C Term Loan, 8.87%, 06/06/12	8,150,000
1,569,567	Green Valley Ranch Gaming, LLC New Term Loan, 4.93%, 02/16/14	1,255,654
5,000,000	Wimar Landco, LLC Loan, 4.95%, 07/03/08	4,600,000

		21,151,392

GAMING/LEISURE - OTHER LEISURE - 5.0%
5,954,660	Kuilima Resort Co. First Lien Term Loan, 11.50%, 09/30/10 (e)	5,408,796
9,000,000	Lake at Las Vegas Joint Venture Additional Term Loan, 14.25%, 01/24/09	9,000,000
4,500,000	New Term Loan, 11.00%, 02/20/12	4,500,000
4,307,936	Synthetic Revolver, 5.10%, 12/22/14 (d) (e)	1,476,593
32,533,827	Term Loan, 16.35%, 12/22/14 (d) (e)	11,159,103
1,990,000	Orbitz Worldwide, Inc. Term Loan, 5.90%, 07/25/14	1,681,550

		33,226,042

HEALTHCARE - ACUTE CARE - 6.1%
8,435,311	Alliance Imaging, Inc. Tranche C Term Loan, 5.71%, 12/29/11	7,781,575
2,968,009	HCA, Inc. Tranche A Term Loan, 11/19/12 (d)	2,708,724
24,607,702	Tranche B Term Loan, 4.95%, 11/17/13	22,687,809
230,000	National Mentor Holdings, Inc. Institutional Line of Credit Facility, 4.60%, 06/29/13	204,700
3,704,025	Tranche B Term Loan, 6.73%, 06/29/13	3,296,582
4,500,000	Triumph Healthcare Second Holdings LLC Second Lien Term Loan, 11.25%, 07/28/14	4,027,500

		40,706,890

HEALTHCARE - ALTERNATE SITE SERVICES - 0.4%
2,977,099	LifeCare Holdings Term Loan, 9.08%, 08/11/12	2,569,237

HEALTHCARE - MEDICAL PRODUCTS - 4.3%
9,678,115	CCS Medical, Inc. First Lien Term Loan, 5.93%, 09/30/12	8,419,960
3,136,934	Danish Holdco A/S Mezzanine Facility, PIK, 12.23%, 05/01/17	1,803,737
2,500,000	Second Lien Term Facility D, 8.98%, 11/01/16	1,562,500
4,000,000	Golden Gate National Senior Care LLC Second Lien Term Loan, 11.02%, 09/14/11	3,700,000
2,938,472	HealthSouth Corp. Term Loan, 5.67%, 03/11/13	2,721,760
6,982,500	Mylan, Inc. U.S. Tranche B Term Loan, 6.08%, 10/02/14	6,766,182
	Nyco Holdings 3 ApS
320,856	Facility A1, 12/29/13 (d)	270,989
1,298,963	Facility A2, 12/29/13 (d)	1,097,079
51,667	Facility A3, 12/29/13 (d)	43,637
32,912	Facility A4, 12/29/13 (d)	27,797
232,716	Facility A5, 12/29/13 (d)	196,547
1,678,333	Warner Chilcott Co., Inc. Tranche B Acquisition Date Term Loan, 6.18%, 01/18/12	1,556,654
577,266	Warner Chilcott Corp. Tranche C Acquisition Date Term Loan, 6.56%, 01/18/12	539,022

		28,705,864

HOUSING - BUILDING MATERIALS - 3.4%
4,967,425	Custom Building Products, Inc. First Lien Term Loan, 6.88%, 10/20/11	4,321,659
1,625,000	Second Lien Term Loan, 9.72%, 04/20/12	1,316,250

2

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2008	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)

Senior Loans (continued)

HOUSING - BUILDING MATERIALS (continued)
	Realogy Corp.
997,494	Delayed Draw Term B Loan, 7.51%, 10/10/13	801,027
	Roofing Supply Group LLC
3,907,568	First Lien Term Loan, 9.71%, 08/31/13	2,246,851
	Spirit Finance Corp.
3,000,000	Loan, 6.24%, 08/01/13	2,325,000

	WAICCS Las Vegas 3 LLC
6,000,000	First Lien Term Loan, 6.58%, 07/30/08	5,400,000
7,000,000	Second Lien Term Loan, 12.08%, 07/30/08	6,475,000

		22,885,787

HOUSING - REAL ESTATE DEVELOPMENT - 7.3%
	DESA LLC
357,550	Term Loan, 12.75%, 11/26/11	309,281
	Ginn LA Conduit Lender, Inc.
	First Lien Tranche A Credit-Linked Deposit,
2,358,201	4.73%, 06/08/11	1,785,158
	First Lien Tranche B Term Loan,
5,055,125	8.33%, 06/08/11	3,826,730
	LandSource Communities
1,943,756	Development LLC Facility B Loan, 02/27/13 (d)	1,448,098
	LNR Property Corp.
8,800,000	Initial Tranche B Term Loan, 5.86%, 07/12/11	7,040,000
	MPH Mezzanine II, LLC
6,000,000	Mezzanine 2B, 7.48%, 02/09/09 (b) (e)	5,724,000
	MPH Mezzanine III, LLC
4,000,000	Mezzanine 3, 8.48%, 02/09/09 (e)	3,800,000
	November 2005 Land Investors, LLC
2,500,000	Second Lien Term Loan, 10.95%, 04/24/12	750,000
	Pacific Clarion, LLC,
14,851,719	Term Loan, 15.00%, 01/23/09 (b) (f)	14,607,156
	Westgate Investments LLC
7,851,415	Senior Secured Loan, PIK, 13.13%, 09/25/10 (f)	7,929,929
1,740,500	Senior Unsecured Loan, PIK, 18.00%, 08/03/12	1,757,905

		48,978,257

INFORMATION TECHNOLOGY - 4.6%
	DTN, Inc.
1,910,018	First Lien Tranche C Term Loan, 6.05%, 03/10/13	1,824,067
	Infor Enterprise Solutions Holdings, Inc.
2,701,714	Delayed Draw Term Loan, 8.58%, 07/28/12	2,397,771
	Dollar Tranche B-1, Second Lien Term Loan,
3,000,000	10.33%, 07/28/12	2,205,000
	Initial US Term Facility,
5,178,286	8.58%, 07/28/12	4,595,729
	Second Lien Delayed Draw Term Loan,
2,566,667	11.08%, 03/02/14	1,880,083
	Second Lien Term Loan,
4,433,333	11.08%, 03/02/14	3,247,417
	Metrologic Instruments, Inc.
2,000,000	Second Lien Term Loan, 8.95%, 12/21/13	1,880,000
	Secure Computing Corp.
1,222,222	Term Loan, 7.58%, 08/31/13	1,167,222
	Serena Software, Inc.
1,706,667	Term Loan, 7.18%, 03/11/13	1,518,933
	SunGard Data Systems, Inc.
4,987,374	New U.S. Term Loan, 5.16%, 02/28/14	4,649,330
	Verint Systems, Inc.
6,000,000	Term Loan, 5.99%, 05/27/14	5,130,000

		30,495,552

MANUFACTURING - 3.0%
	Acument Global Technologies, Inc.
7,882,469	Term Loan, 8.33%, 08/11/13	7,330,696
	Generac Acquisition Corp.
1,666,667	Second Lien Term Loan, 11.23%, 05/10/14	1,183,333
	Global Petroleum Inc.
5,885,126	Term Loan, 9.14%, 09/18/13	5,708,572
	Hunter Defense Technologies, Inc.
1,000,000	First Lien Term B Loan, 5.95%, 08/13/14	870,000
	Matinvest 2 SAS / Butterfly Wendal US, Inc.
	B-2 Facility,
2,217,563	7.40%, 06/22/14	2,001,350
	C-2 Facility,
2,217,563	7.65%, 06/22/15	2,012,438
	Matinvest 2 SAS / Deutsche Connector
1,045,694	Mezz A USD Facility, 12.43%, 06/22/16	1,019,552

		20,125,941

METALS/MINERALS - OTHER METALS/MINERALS - 1.6%
	Euramax International Holdings B.V.
1,326,316	Second Lien European Loan, 13.24%, 06/29/13	895,263
	Euramax International, Inc.
2,753,611	First Lien Domestic Term Loan, 7.81%, 06/29/12	2,294,694
	Second Lien Domestic Term Loan,
6,673,684	12.65%, 06/29/13	4,871,789

3

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2008	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)

Senior Loans (continued)

METALS/MINERALS - OTHER METALS/MINERALS (continued)
	United Central Industrial Supply Co., L.L.C.
1,611,227	Term Loan, 7.74%, 03/31/12	1,506,497
	Universal Buildings Products, Inc.
1,451,481	Term Loan, 6.99%, 04/28/12	1,088,611

		10,656,854

RETAIL - 4.0%
	Blockbuster, Inc.
5,344,320	Tranche B Term Loan, 9.21%, 08/20/11	4,815,767
	Burlington Coat Factory Warehouse Corp.
11,680,028	Term Loan, 5.34%, 05/28/13	9,774,782
	CSK Auto, Inc.
2,955,280	Term Loan, 10.25%, 06/30/12	2,866,622
	Home Interiors & Gifts, Inc.
7,223,706	Initial Term Loan, 10.36%, 03/31/11 (e)	2,046,693
1,965,000	Sports Authority, Inc., The Term Loan B, 4.95%, 05/03/13	1,635,862
	Toys “R” Us
5,970,149	Tranche B Term Loan, 9.16%, 07/19/12	5,405,493

		26,545,219

SERVICE - ENVIRONMENTAL SERVICES - 1.8%
	Safety-Kleen Systems, Inc.
1,627,119	Synthetic Letter of Credit, 3.31%, 08/02/13	1,582,373
6,159,322	Term Loan B, 5.63%, 08/02/13	6,036,136
	Valleycrest Cos., LLC
5,000,000	New Term Loan, 5.08%, 10/04/13	4,450,000

		12,068,509

SERVICE - OTHER SERVICES - 5.1%
	Allied Waste North America, Inc.
1,697,604	New Term Loan, 03/28/14 (d)	1,616,051
802,396	New Tranche A Credit Linked Deposit, 03/28/14 (d)	762,878
	Cydcor, Inc.
10,000,000	First Lien Tranche B Term Loan, 9.00%, 02/05/13	9,400,000
3,000,000	Second Lien Term Loan, 9.74%, 01/30/14	2,820,000
	Education Management LLC
2,904,751	Tranche C Term Loan, 4.50%, 06/01/13	2,539,217
	NES Rentals Holdings, Inc.
7,765,705	Second Lien Permanent Term Loan, 10.63%, 07/20/13	6,387,292
	Sabre, Inc.
9,859,038	Initial Term Loan, 6.96%, 09/30/14 (d)	8,126,805
	Survey Sampling International LLC
762,227	Term Loan, 8.25%, 05/06/11	693,627
	United Rentals, Inc.
1,629,672	Initial Term Loan, 5.10%, 02/14/11	1,565,837
309,692	Tranche B Credit-Linked Deposit, 4.77%, 02/14/11	297,561

		34,209,268

TELECOMMUNICATIONS - 1.9%
	American Messaging Services, Inc.
1,770,383	Senior Secured Note, 10.85%, 09/03/08	1,779,235
	CSC Holdings, Inc.
3,491,094	Incremental Term Loan, 4.75%, 03/29/13	3,258,622
	PaeTec Communications, Inc.
4,166,829	Initial Term Loan, 5.23%, 02/05/13	3,902,943
	Sorenson Communications, Inc.
1,766,699	Tranche C Term Loan, 7.31%, 08/16/13	1,652,958
	Stratos Global Corp./Stratos Funding LP
1,175,000	Term B Facility, 7.58%, 02/13/12	1,095,687
	Time Warner Telecom Holdings Inc.
987,500	Term Loan B, 4.71%, 01/07/13	918,375

		12,607,820

TRANSPORTATION - AUTO - 3.1%
	BST Safety Textiles Acquisition GMBH
2,662,000	Second Lien Facility, 10.03%, 06/30/09	2,329,250
	Delphi Corp.
4,000,000	Term Loan, 04/01/10 (d)	3,680,000
5,000,000	Tranche C Term Loan, 7.06%, 12/31/08	4,937,500
	Lear Corp.
4,940,090	First Lien Term Loan B, 6.83%, 04/25/12	4,527,049
	Motor Coach Industries International, Inc.
5,790,662	Second Lien Loan, PIK, 13.64%, 12/01/08	5,124,736

		20,598,535

TRANSPORTATION - LAND - 0.8%
	New Century Transportation, Inc.
1,968,849	Term Loan B, 7.96%, 08/14/12	1,476,637
	SIRVA Worldwide, Inc.
416,391	Revolver Dip, 9.19%, 06/30/08 (c)	416,391

4

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2008	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)

Senior Loans (continued)

TRANSPORTATION - LAND (continued)
	SIRVA Worldwide, Inc. (continued)
600,000	Revolving Credit Loan, 10.52%, 12/01/09 (c)	290,004
360,000	Revolving Credit Loan, 11.05%, 12/01/09 (c)	174,002
1,040,979	Term Loan Dip, 9.10%, 06/30/08	494,465
6,008,774	Tranche B Term Loan, 8.18%, 12/01/10	2,809,102

		5,660,601

UTILITIES - 7.5%
	ANP Funding I, LLC
4,888,889	Tranche A Term Loan, 8.18%, 07/29/10	4,810,667
	Boston Generating, LLC
6,982,323	First Lien Term Loan, 4.95%, 12/20/13	6,172,513
	Coleto Creek Power, LP
5,452,042	First Lien Term Loan, 7.95%, 06/28/13	4,775,989
4,912,500	Second Lien Term Loan, 6.70%, 06/28/13	3,979,125
382,166	Synthetic Facility, 5.10%, 06/28/13	357,325
	Entegra TC LLC
6,368,336	Third Lien Term Loan, 10.83%, 10/19/15	5,342,524
	GBGH LLC (U S Energy)
4,974,682	First Lien Advance, 13.75%, 08/07/13	4,875,189
5,478,811	Second Lien Advance, PIK, 11.00%, 08/07/14	5,369,235
	Infrastrux Group, Inc.
1,994,950	Closing Date Term Loan, 11/03/12 (d)	1,755,556
	Mach Gen, LLC
8,274,580	Term C Loan, 10.60%, 02/22/15	7,804,667
	NRG Energy, Inc.
4,818,625	Term Loan, 6.58%, 02/01/13 (d)	4,545,602

		49,788,392

WIRELESS - CELLULAR/PCS - 1.4%
	Cricket Communications, Inc.
1,965,000	Term Loan B, 7.83%, 06/16/13	1,863,174
	Insight Midwest Holdings, LLC
5,400,000	Term Loan B, 6.73%, 04/07/14	4,932,036
	Level 3 Financing, Inc.
	New Term Loan, 6.20%,
3,000,000	03/13/14	2,598,750

		9,393,960

WIRELESS COMMUNICATIONS - 1.3%
	Clearwire Corp.
9,950,000	Term Loan, 11.15%, 07/03/12	8,756,000

	Total Senior Loans
	(cost $714,947,138)	628,502,202

Principal Amount		Value ($)

Foreign Denominated Senior Loans (a) - 8.8%

AUSTRALIA - 2.9%
AUD
	Seven Media Group
22,940,476	Facility A Term Loan, 9.52%, 01/24/08	19,475,329

FRANCE - 2.6%
EUR
	Ypso Holding SA
2,012,048	Eur B Acq 1 Facility, 6.68%, 06/15/14	2,388,671
3,282,814	Eur B Acq 2 Facility, 6.68%, 06/15/14	3,897,305
5,213,674	Eur B Recap 1 Facility, 6.68%, 06/15/14	6,173,894
1,389,750	Eur C Acq Facility, 6.93%, 12/31/15	1,654,052
2,610,250	Eur C Recap Facility, 6.93%, 12/31/15	3,040,032

		17,153,954

NETHERLANDS - 1.4%
EUR
	Amsterdamse Beheer- En Consultingmaatschappij B.V. Casema
2,500,000	Kabelcom B Term Loan, 6.69%, 09/12/14	3,617,234
2,500,000	Kabelcom C Term Loan, 7.19%, 09/12/15	3,684,102
	Kabelcom D Term Loan
1,500,000	Second Lien, 8.44%, 03/12/16	2,064,880

		9,366,216

SWEDEN - 0.6%
SEK
	Nordic Cable Acquisition Co., Sub-Holding AB
15,333,333	Facility B2, 7.03%, 01/31/14	2,184,954
14,666,667	Facility C2, 7.16%, 01/31/15	2,164,155

		4,349,109

UNITED KINGDOM - 1.3%
GBP
	Mobileserv Ltd.
2,764,925	Facility B, 8.57%, 09/22/14	4,042,152
3,250,000	Facility C, 8.60%, 09/22/15	4,787,151

		8,829,303

	Total Foreign Denominated Senior Loans
	(cost $61,114,478)	59,173,911

5

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2008	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)

Asset-Backed Securities (g) - 5.6%

	AB CLO, Ltd.
2,000,000	Series 2007-1A, Class C, 4.56%, 04/15/21 (h)	1,512,000
	ACA CLO, Ltd.
2,000,000	Series 2007-1A, Class D, 6.61%, 06/15/22 (h)	1,308,000
	Babson CLO, Ltd.
1,000,000	Series 2007-2A, Class D, 5.96%, 04/15/21 (h)	647,500
	Bluemountain CLO, Ltd.
1,000,000	Series 2007-3A, Class D, 4.16%, 03/17/21 (h)	661,300
	Cent CDO, Ltd.
2,000,000	Series 2007-15A, Class C, 5.19%, 03/11/21 (h)	1,524,400
	Columbus Nova CLO, Ltd.
2,000,000	Series 2007- 1A, Class D, 4.42%, 05/16/19 (h)	1,228,800
	Commercial Industrial Finance Corp.
1,000,000	Series 2006-1BA, Class B2L, 6.60%, 12/22/20	479,531
1,000,000	Series 2006-2A, Class B2L, 7.08%, 03/01/21 (h)	590,700
	Conerstone CLO, Ltd.
2,500,000	Series 2007-1A, Class C, 6.66%, 07/15/21 (h)	2,005,500
	Goldman Sachs Asset Management CLO PLC
1,000,000	Series 2007-1A, Class D, 5.99%, 08/01/22 (h)	746,000
1,000,000	Series 2007-1A, Class E, 8.24%, 08/01/22 (h)	639,500
	Greywolf CLO, Ltd
1,000,000	Series 2007-1A, Class D, 4.57%, 02/18/21 (h)	618,100
1,000,000	Series 2007-1A, Class E, 7.02%, 02/18/21 (h)	595,000
	GSC Partners CDO Fund, Ltd.
1,000,000	Series 2007-8A, Class C, 5.47%, 04/17/21 (h)	560,500
	Gulf Stream Sextant CLO, Ltd.
1,000,000	Series 2007-1A, Class D, 5.20%, 06/17/21 (h)	783,000
	Hillmark Funding
2,000,000	Series 2006-1A, Class C, 4.77%, 05/21/21 (h)	1,010,313
1,000,000	Series 2006-1A, Class D, 6.67%, 05/21/21 (h)	574,800
	Inwood Park CDO, Ltd.
1,000,000	Series 2006-1A, Class C, 4.59%, 01/20/21 (h)	743,200
1,000,000	Series 2006-1A, Class D, 5.29%, 01/20/21 (h)	715,900
	Limerock CLO
2,000,000	Series 2007-1A, Class D, 7.07%, 04/24/23 (h)	1,173,000
	Madison Park Funding Ltd.
2,000,000	Series 2007-5A, Class C, 4.53%, 02/26/21 (h)	1,221,000
1,500,000	Series 2007-5A, Class D, 6.58%, 02/26/21 (h)	818,700
	Marquette US/European CLO, PLC
1,000,000	Series 2006-1A, Class D1, 4.46%, 07/15/20 (h)	650,625
	Navigator CDO, Ltd.
1,000,000	Series 2006-2A, Class D, 6.04%, 09/20/20 (h)	665,100
	Ocean Trails CLO
1,000,000	Series 2006-1A, Class D, 6.46%, 10/12/20 (h)	560,313
2,500,000	Series 2007-2A, Class C, 5.07%, 06/27/22 (h)	1,923,750
	PPM Grayhawk CLO, Ltd.
1,000,000	Series 2007-1A, Class C, 5.35%, 04/18/21 (h)	562,187
1,150,000	Series 2007-1A, Class D, 7.55%, 04/18/21 (h)	635,950
	Primus CLO, Ltd.
3,000,000	Series 2007-2A, Class D, 5.11%, 07/15/21 (h)	2,087,100
2,000,000	Series 2007-2A, Class E, 7.46%, 07/15/21 (h)	1,370,400
	Rampart CLO, Ltd.
2,000,000	Series 2006-1A, Class C, 5.40%, 04/18/21 (h)	1,295,800
	St. James River CLO, Ltd.
1,000,000	Series 2007-1A, Class E, 7.24%, 06/11/21 (h)	671,400
	Stanfield Daytona CLO, Ltd.
1,200,000	Series 2007-1A, Class B1L, 4.59%, 04/27/21 (h)	825,720
	Stanfield McLaren CLO, Ltd.
4,000,000	Series 2007-1A, Class B1L, 5.49%, 02/27/21 (h)	3,104,000
	Stone Tower CLO, Ltd.
2,000,000	Series 2007-6A, Class C, 5.35%, 04/17/21 (h)	1,296,000
	Venture CDO, Ltd.
2,000,000	Series 2007-9A, Class D, 6.86%, 10/12/21 (h)	1,425,938
	Westbrook CLO, Ltd.
1,000,000	Series 2006-1A, Class D, 4.24%, 12/20/20 (h)	585,000

	Total Asset-Backed Securities (cost $39,360,594)	37,816,027

Principal Amount

Foreign Asset-Backed Securities (g) - 0.8%

EUR
	Static Loan Funding
2,000,000	Series 2007-1X, Class D, 11.40%, 07/31/17	2,785,340
2,000,000	Series 2007-1X, Class E, 8.90%, 07/31/17	2,444,342

	Total Foreign Asset-Backed Securities (cost $5,585,509)	5,229,682

6

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2008	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)

Corporate Notes and Bonds - 25.0%

AEROSPACE - AIRLINES - 0.0%
5,000,000	Delta Airlines, Inc. 8.00%, 06/30/23 (e)	175,000

BROADCASTING - 0.7%
6,000,000	Univision Communications, Inc., PIK 9.75%, 03/15/15 (h)	3,660,000
1,315,000	Young Broadcasting, Inc. 10.00%, 03/01/11	831,738

		4,491,738

CABLE - US CABLE - 1.6%
1,250,000	CCH I Holdings LLC 9.92%, 04/01/14	600,000
3,375,000	10.00%, 05/15/14	1,620,000
2,500,000	11.75%, 05/15/14	1,275,000
8,358,000	CCH I LLC 11.00%, 10/01/15	5,850,600
2,634,000	Charter Communications, Inc., Convertible 6.50%, 11/16/09	1,172,130

		10,517,730

CONSUMER NON-DURABLES - 1.9%
3,000,000	Ames True Temper, Inc. 8.26%, 01/15/12 (g)	2,505,000
11,875,000	Solo Cup Co. 8.50%, 02/15/14	10,093,750

		12,598,750

ENERGY - EXPLORATION & PRODUCTION - 0.1%
375,000	Opti Canada, Inc. 8.25%, 12/15/14	373,125

ENERGY - OTHER ENERGY - 1.1%
6,000,000	Energy XXI Gulf Coast, Inc. 10.00%, 06/15/13	5,010,000

2,000,000	Helix Energy Solutions 9.50%, 01/15/16 (h)	2,010,000

		7,020,000

FINANCIAL - 2.2%
3,000,000	Compton Petroleum Finance Corp. 7.63%, 12/01/13	2,887,500
14,200,000	HUB International Holdings, Inc. 10.25%, 06/15/15 (h)	10,437,000
2,000,000	Penhall International, Corp. 12.00%, 08/01/14 (h)	1,700,000

		15,024,500

FOOD AND DRUG - 0.1%
371,434	Cinacalcet Royalty Sub LLC 8.00%, 03/30/17	380,720

FOOD/TOBACCO - 1.0%
3,000,000	Chiquita Brands International, Inc. 7.50%, 11/01/14	2,550,000
5,000,000	8.88%, 12/01/15	4,437,500

		6,987,500

GAMING/LEISURE - OTHER LEISURE - 1.2%
3,291,000	Six Flags, Inc. 4.50%, 05/15/15	1,768,913
4,500,000	8.88%, 02/01/10	3,082,500
6,525,000	Tropicana Entertainment LLC 9.63%, 12/15/14	3,417,469

		8,268,882

HEALTHCARE - ACUTE CARE - 5.5%
9,227,681	Argatroban Royalty Sub LLC 18.50%, 09/21/14	9,273,819
10,000,000	Azithromicin Royalty Sub, LLC 16.00%, 05/15/19	10,050,000
6,000,000	Celtic Pharma Phinco B.V .PIK, 17.00%, 06/15/12	6,030,000
10,000,000	HCA, Inc. 6.30%, 10/01/12	8,950,000
3,000,000	8.36%, 04/15/24	2,505,243

		36,809,062

HEALTHCARE - ALTERNATE SITE SERVICES - 0.4%
5,000,000	LifeCare Holdings 9.25%, 08/15/13	2,350,000

HOUSING - BUILDING MATERIALS - 2.0%
4,000,000	Masonite Corp. 11.00%, 04/06/15	2,780,000
8,000,000	Realogy Corp. 10.50%, 04/15/14	5,420,000
4,000,000	12.38%, 04/15/15	1,800,000
5,500,000	11.00%, 04/15/14, PIK	3,162,500

		13,162,500

INFORMATION TECHNOLOGY - 2.0%
3,800,000	Freescale Semiconductor, Inc. 10.13%, 12/15/16	2,584,000
	MagnaChip Semiconductor
8,000,000	6.05%, 12/15/11 (g)	5,800,000
2,000,000	NXP BV/NXP Funding LLC 7.01%, 10/15/13 (g)	1,657,500
5,000,000	Spansion LLC 11.25%, 01/15/16 (h)	3,075,000

		13,116,500

RETAIL - 2.3%
11,500,000	Blockbuster, Inc. 9.00%, 09/01/12	9,430,000
2,000,000	Claire’s Stores, Inc. 10.50%, 06/01/17	890,000
5,500,000	Dollar General Corp. 10.63%, 07/15/15	5,335,000

		15,655,000

TELECOMMUNICATIONS - 1.5%
12,454,000	Digicel Group, Ltd., PIK 9.13%, 01/15/15 (h)	10,305,685

7

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2008	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)

Corporate Notes and Bonds (continued)

TRANSPORTATION - 1.4%
	American Tire Distributors Holdings, Inc.
5,000,000	11.08%, 04/01/12 (g)	4,500,000
	Delphi Corp.
3,933,000	6.55%, 06/15/06 (e)	1,258,560
8,334,000	7.13%, 05/01/29 (e)	2,666,880
3,367,000	6.50%, 05/01/09 (e)	1,111,110
200,000	6.50%, 08/15/13 (e)	64,000
	Federal-Mogul Corp.
1,000,000	7.75%, 07/01/06 (b) (e)	0

		9,600,550

	Total Corporate Notes and Bonds (cost $206,642,563)	166,837,242

Claims - 0.1%
AEROSPACE - AIRLINES - 0.1%
581,794	Delta Airlines, Inc. Delta ALPA Claim, 12/31/10	22,544
2,000,000	Northwest Airlines, Inc. ALPA Trade Claim, 08/21/13	66,240
3,551,000	Flight Attendant Claim, 08/21/13	117,609
2,107,500	IAM Trade Claim, 08/21/13	69,800
2,341,500	Retiree Claim, 08/21/13	77,550

	Total Claims (cost $2,535,115)	353,743

Shares

Common Stocks - 4.0%

AEROSPACE - AIRLINES - 0.2%
115,269	Northwest Airlines Corp. (i)	1,036,268

BROADCASTING - 0.4%
357,343	Gray Television, Inc.	2,033,282
121,072	Gray Television, Inc., Class A	716,141

		2,749,423

FOREST PRODUCTS - CONTAINERS - 0.4%
563,258	Graphic Packaging Corp. (i)	1,644,713
81,516	Louisiana-Pacific Corp.	748,317

		2,393,030

HEALTHCARE - MEDICAL PRODUCTS - 0.8%
500,000	PDL BioPharma, Inc. (i)	5,295,000

HOUSING - BUILDING MATERIALS - 0.4%
150,285	Owens Corning, Inc. (i)	2,724,660

HOUSING - REAL ESTATE DEVELOPMENT - 0.0%
8	Westgate Investments LLC	0

SERVICE - ENVIRONMENTAL SERVICES - 0.3%
136,990	Safety-Kleen Systems, Inc. (i)	2,191,840

TELECOMMUNICATIONS - 0.7%
753,981	Communications Corp. of America (b) (i)	4,810,399

TRANSPORTATION - 0.0%
1,544,148	Delphi Corp. (i)	67,943

UTILITIES - 0.7%
81,194	Entegra TC LLC	2,334,328
59,600	NRG Energy, Inc. (i)	2,323,804

		4,658,132

WIRELESS COMMUNICATIONS - 0.1%
225,000	ICO Global Communications Holding Ltd. (i)	695,250

	Total Common Stocks (cost $35,554,006)	26,621,945

Units

Warrant - 0.0%

20,000	Clearwire Corp., expires 08/15/10 (i)	4,375

	Total Warrant (cost $0)	4,375

Total Investments - 138.4% (cost of $1,065,739,403) (j)		924,539,127

Other Assets & Liabilities, Net - (38.4)%		(256,550,242)

Net Assets applicable to Common Shareholders - 100.0%		$667,988,885

Investments sold short outstanding as of March 31, 2008:

	Par/Shares	Value

Debt Securities

Allied Waste North America, Inc.	2,500,000	2,506,250
NRG Energy, Inc.	2,500,000	2,475,000

Equity Securities

Autonation, Inc.	49,995	748,425
D.R. Horton, Inc.	2,345	36,934
Harley Davidson, Inc.	65,499	2,456,212
Huntington Bank	132,000	1,419,000
M&T Bank Corp.	10,175	818,884
Masco Corp.	45,725	906,727
Mohawk Industries, Inc.	37,110	2,657,447
Pacific Capital Corp.	32,306	694,579
Regions Financial Corp.	6,467	127,723
Royal Carribean Cruises, Ltd.	111,002	3,651,966
SL Green Realty Corp.	28,700	2,338,189
TCF Financial Corp.	36,567	655,281
Union Bank San Francisco, CA	29,000	1,423,320
Vornado Realty Trust	28,500	2,456,985
Wachovia Corp.	33,333	899,991
Washington Mutual, Inc.	80,990	834,197

Total investments sold short (proceeds $28,273,817)		$27,107,110

8

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2008	Highland Credit Strategies Fund

Forward foreign currency contracts outstanding as of March 31, 2008 were as follows:

Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	Net Unrealized Appreciation/ (Depreciation)

Buy	EUR	1,000,000	05/29/08	$111,868
Sell	EUR	4,900,000	05/29/08	(440,011)
Sell	EUR	5,100,000	05/30/08	(516,054)
Sell	EUR	10,500,000	08/01/08	(970,365)
Buy	GBP	68,182	05/29/08	(1,410)
Sell	GBP	500,000	05/29/08	39,569
Sell	GBP	500,000	05/30/08	36,525
Sell	GBP	3,200,000	08/07/08	(165,338)

				$(1,905,216)

(a)

Senior loans in which Highland Credit Strategies Fund (the “Fund”), invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. (Unless otherwise identified by footnote (f), all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at March 31, 2008. Senior loans, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

(b)

Represents fair value as determined by the Fund’s investment adviser, in good faith, pursuant to the policies and procedures approved by the Fund’s Board of Trustees, (the “Board”). Securities with a total aggregate market value of $36,831,414 or 5.5% of net assets, were valued under fair value as of March 31, 2008.

(c)

Senior Loan assets have additional unfunded loan commitments. As of March 31, 2008, the Fund had unfunded loan commitments of $10,900,175, which could be extended at the option of the Borrower, pursuant to the following loan agreements:

Borrower	Unfunded Loan Commitment

ComCorp Broadcasting, Inc.	$358,141
Fontainebleau Las Vegas, LLC	666,667
Millennium Digital Media Systems, LLC	1,356,922
Mobileserv Ltd.	5,000,000
Sirva Worldwide, Inc.	1,484,888
Sorenson Communications, Inc.	2,000,000
Univision Communications, Inc.	33,557

$10,900,175

(d)	All or a portion of this position has not settled. Contract rates do not take effect until settlement date.

(e)	The issuer is in default of certain debt covenants. Income is not being accrued.

(f)	Fixed rate senior loan.

(g)	Floating rate asset. The interest rate shown reflects the rate in effect at March 31, 2008.

(h)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At March 31, 2008, these securities amounted to $68,524,181 or 10.3% of net assets.

(i)	Non-income producing security.

(j)	Cost basis for U.S. federal income tax purposes is identical to book basis. Unrealized appreciation and depreciation on investments are as follows:

Gross unrealized appreciation	$6,048,753
Gross unrealized depreciation	(147,249,029)

Net unrealized depreciation	$(141,200,276)

AUD	Australia Dollar
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
DIP	Debtor-in-Possession
EUR	Euro
GBP	United Kingdom Pound
PIK	Payment-in-Kind
SEK	Sweden Kronor

Foreign Denominated Senior Loans Industry Concentration Table: (% of Total Net Assets)

Diversified Media	2.9%
Cable – International Cable	2.6%
Telecommunications	2.0%
Retail	1.3%

Total	8.8%

9

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2008	Highland Credit Strategies Fund

Credit Default Swap Trades outstanding as of March 31, 2008:

Counterparty	Referenced Obligation	Buy/Sell Protection	(Pay)/Receive Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Lehman Commercial Paper, Inc.	NRG Energy, Inc., 7.25% due 02/01/14	Buy (1)	(1.85%)	12/20/2008	$5,000,000	$(1,854)
Goldman Sachs Credit Partners L.P.	CDX.NA.HY.9	Sell (2)	3.75%	12/20/2012	47,421,000	(1,074,526)
Lehman Commercial Paper, Inc.	CDX.NA.HY.9	Sell (2)	3.75%	12/20/2012	21,879,000	(492,055)
Lehman Commercial Paper, Inc.	CDX.NA.HY.9	Sell (2)	3.75%	03/20/2013	2,475,000	83,301
Lehman Commercial Paper, Inc.	Fortune Brands, Inc., 5.38% due 01/15/16	Sell (1)	2.10%	06/20/2015	1,000,000	8,991
Lehman Commercial Paper, Inc.	McClatchy Co., 7.13% due 06/01/11	Sell (1)	8.30%	03/20/2015	1,500,000	61,106
Lehman Commercial Paper, Inc.	McClatchy Co., 7.13% due 06/01/11	Sell (1)	8.30%	03/20/2015	3,500,000	142,581

(1)

If the Fund is the buyer/seller of protection and a credit default event occurs, as defined under the terms of that particular swap agreement, the Fund will receive/pay from/to the buyer/seller of the protection, an amount up to the notional value of the swap and in certain instances, receive/take delivery of the security.

(2)

If a credit event occurs as defined under the terms of the Credit Default Swap Index (“CDX”), the reference obligation that defaults drops out of the CDX and the CDX is quoted without the obligation until the next series of the CDX is issued. Unlike traditional credit default swap arrangements, the Fund, as a buyer of protection, will not receive the underlying reference obligation, upon default of the underlying.

The amount of $43,642,861 in cash was segregated with the custodian to cover the following total return swap outstanding at March 31, 2008:

Expiration Date	Notional Amount	Unrealized Appreciation/(Depreciation)

05/24/2010	$162,489,022	$(20,077,419)

Security Valuation:

In computing the Fund’s net assets attributable to Common Shares, securities with readily available market quotations use those quotations for valuation. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day will be valued by an independent pricing service. If securities do not have readily available market quotations or pricing service prices, including circumstances under which such are determined not to be accurate or current (including when events materially affect the value of securities occurring between the time when market price is determined and calculation of the Fund’s net asset value), such securities are valued at their fair value, as determined by Highland Capital Management, L.P. (the “Investment Adviser”) in good faith in accordance with procedures approved by the Fund’s Board of Trustees. In these cases, the Fund’s net asset value will reflect the affected portfolio securities’ value as determined in the judgment of the Board of Trustees or its designee instead of being deter-mined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their net asset values. There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4 PM London Time Spot Rate.

For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

10

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2008	Highland Credit Strategies Fund

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurement” (“FAS 157”):

In September 2006, the Financial Accounting Standards Board (“FASB”) issued FAS 157, “Fair Value Measurement,” which is effective for financial statements issued for fiscal years beginning after November 15, 2007. FAS 157 defines how fair value should be determined for financial reporting purposes, establishes a framework for measuring fair value under GAAP, and requires additional disclosures about the use of fair value measurements, but is not expected to result in any changes to the fair value measurements of the investments. FAS 157 requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on net assets for the reportable periods as contained in the Fund’s periodic filings.

The Fund has adopted FAS 157 as of January 1, 2008. The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. Based on this assessment, the adoption of FAS 157 did not have any material effect on the Fund’s net asset value. However, the adoption of FAS 157 does require the Fund to provide additional disclosures about the inputs used to develop the measurements and the effect of certain measurements The three levels of the fair value hierarchy established under FAS 157 are described below:

          • Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

          • Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers; and

          • Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s assets as of March 31, 2008 as follows:

Investments in Securities (Market Value)	Total	Level 1		Level 2		Level 3

Portfolio Investments	$924,539,127	$17,285,378		$837,403,133		$69,850,616
Investments sold short	(27,107,110)	(22,125,860	)*	(4,981,250	)**	—

Total	$897,432,017	$(4,840,482)		$832,421,883		$69,850,616

Other Financial Instruments (Unrealized Appreciation/ (Depreciation)) ***	Total	Level 1	Level 2	Level 3

Forward Foreign Currency Contracts	$(1,905,216)	$—	$(1,905,216)	$—
Credit Default Swap Trades	(1,272,456)	—	(1,272,456)	—
Total Return Swap	(20,077,419)	—	(20,077,419)	—

Total	$(23,255,091)	$—	$(23,255,091)	$—

*	Equity Investments sold short

**	Debt Investments sold short

***

Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the investment.

The Fund did not have any liabilities that were measured at fair value on a recurring basis at March 31, 2008.

The following table presents our assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at December 31, 2007 and at March 31, 2008.

Assets at Fair Value using unobservable inputs (Level 3)	Portfolio Investments

Balance as of December 31, 2007	$28,539,096
Transfers in/(out) of Level 3	—
Net amortization/(accretion) of premium/(discount)	20,223
Net realized gains/(losses)	—
Net unrealized gains/(losses)	(1,256,174)
Net purchases and sales	42,547,471

Balance as of March 31, 2008	$69,850,616

The $1,256,174 of net unrealized losses presented in the table above relate to investments that are still held at March 31, 2008.

11

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Highland Credit Strategies Fund

By (Signature and Title)*	/s/ James D. Dondero
James D. Dondero, Chief Executive Officer and President
(principal executive officer)

Date	May 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James D. Dondero
James D. Dondero, Chief Executive Officer and President
(principal executive officer)

Date	May 23, 2008

By (Signature and Title)*	/s/ M. Jason Blackburn
M. Jason Blackburn, Chief Financial Officer, Treasurer and
Secretary
(principal financial officer)

Date	May 23, 2008

* Print the name and title of each signing officer under his or her signature.